SEGMENT INFORMATION - Schedule of Revenues by Customer Location (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 12,269	$ 16,622	$ 29,213	$ 29,652
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	9,966	13,376	23,688	23,962
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 2,303	$ 3,246	$ 5,525	$ 5,690